Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet:
Trade accounts payables to related parties	$ 5,450	$ 834
Trade Accounts Payables [Member]
Balance Sheet:
Trade accounts payables to related parties	1,412	1,121
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheet:
Trade accounts payables to related parties	864	727
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheet:
Trade accounts payables to related parties	$ 548	$ 394